Trade accounts payable (Tables)	12 Months Ended
Dec. 31, 2018
Trade accounts payable
Schedule of trade accounts payable

	December 31,
	2018		2017		2016
Suppliers and contractors	Ps.	155,904	Ps.	200,598	Ps.	212,939
Customer advances		39,877		42,317		39,892
Current portion of financial leases		12,948		6,592		—
Statutory employee profit sharing		8,218		6,475		9,242
	Ps.	216,947	Ps.	255,982	Ps.	262,073